UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22037

Stone Harbor Investment Funds
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100 Denver, CO		80203
(Address of principal executive offices)		(Zip code)

Adam J. Shapiro, Esq. c/o Stone Harbor Investment Partners LP 31 West 52nd Street, 16th Floor New York, NY 10019
(Name and address of agent for service)

With copies To: John M. Loder, Esq. Ropes & Gray LLP One International Place Boston, MA 02110-2624

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments.

Statement of Investments
February 28, 2009 (Unaudited)		Emerging Markets Debt Fund

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount *	(Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 84.65%
Argentina - 5.27%
Republic of Argentina
15.500%, 12/19/2002(1)		$755,000	$94,375
8.750%, 02/04/2003(1)	EUR	57,000	8,129
7.000%, 03/18/2004(1)	EUR	30,000	4,279
7.000%, 03/18/2004(1)	EUR	58,000	4,229
0.000%, 03/29/2005(1)		154,000	18,480
9.000%, 05/24/2005(1)	EUR	191,000	27,241
9.000%, 04/26/2006(1)	EUR	58,000	8,272
10.000%, 01/03/2007(1)	ITL	140,000,000	10,312
10.250%, 01/26/2007(1)	EUR	661,000	94,273
8.000%, 02/26/2008(1)	EUR	243,000	34,657
11.750%, 04/07/2009(1)		1,840,000	230,000
1.683%, 08/03/2012(2)		1,082,500	584,185
7.000%, 09/12/2013		210,000	65,217
7.000%, 10/03/2015		2,240,000	522,231
7.820%, 12/31/2033	EUR	171,245	49,498
8.280%, 12/31/2033(3)		1,334,179	395,917
1.985%, 12/15/2035 IO(2) (4)	EUR	1,800,000	41,780
2.280%, 12/15/2035(2)		6,120,000	134,689
10.500%, 11/14/2049	EUR	2,165,000	157,876
			2,485,640

Brazil - 13.27%
Nota Do Tesouro Nacional
Series F, 10.000%, 01/01/2014	BRL	635,000	242,297
Series F, 10.000%, 01/01/2017	BRL	4,505,000	1,630,491
Republic of Brazil
6.000%, 01/17/2017		100,000	97,200
8.000%, 01/15/2018		1,835,000	1,980,882
5.875%, 01/15/2019		320,000	305,200
8.750%, 02/04/2025		265,000	300,775
10.125%, 05/15/2027		230,000	292,100
12.250%, 03/06/2030		20,000	30,200
8.250%, 01/20/2034		130,000	141,375
11.000%, 08/17/2040		1,000,000	1,232,500
			6,253,020

Colombia - 4.62%
Republic of Colombia
5.421%, 03/17/2013(2)	55,000	51,975
3.038%, 11/16/2015(2)	100,000	87,000
7.375%, 03/18/2019	230,000	227,873
11.750%, 02/25/2020	570,000	713,925
7.375%, 09/18/2037	1,190,000	1,094,800
		2,175,573

El Salvador - 2.59%
Republic of El Salvador
7.750%, 01/24/2023	73,000	68,255
8.250%, 04/10/2032	40,000	30,400
7.650%, 06/15/2035	1,558,000	1,121,760
		1,220,415

Gabon - 0.40%
Republic of Gabonese
8.200%, 12/12/2017(5)	280,000	187,600

Ghana - 0.99%
Republic of Ghana
8.500%, 10/04/2017	710,000	468,600

Indonesia - 9.36%
Republic of Indonesia
6.750%, 03/10/2014	525,000	467,250
6.875%, 01/17/2018	550,000	430,375
11.625%, 03/04/2019(5)	1,405,000	1,394,828
6.625%, 02/17/2037	55,000	35,475
7.750%, 01/17/2038	2,965,000	2,082,912
		4,410,840

Iraq - 3.20%
Republic of Iraq
5.800%, 01/15/2028	3,275,000	1,506,500

Mexico - 3.70%
United Mexican States
5.625%, 01/15/2017	106,000	102,529
8.000%, 09/24/2022	445,000	485,050
8.300%, 08/15/2031	555,000	598,734
7.500%, 04/08/2033	390,000	390,000
6.750%, 09/27/2034	180,000	166,050
		1,742,363

Pakistan - 0.24%
Republic of Pakistan
7.125%, 03/31/2016	260,000	114,400

Panama - 3.16%
Republic of Panama
9.375%, 01/16/2023	25,000	26,938
9.375%, 04/01/2029	1,310,000	1,445,912
6.700%, 01/26/2036	20,000	17,600
		1,490,450

Peru - 2.94%
Republic of Peru
9.875%, 02/06/2015	5,000	5,950
8.375%, 05/03/2016	120,000	134,250
7.350%, 07/21/2025	175,000	179,156
8.750%, 11/21/2033	320,000	364,800
6.550%, 03/14/2037	765,000	701,888
		1,386,044

Philippines - 4.59%
Republic of Philippines
8.875%, 03/17/2015	58,000	64,380
9.375%, 01/18/2017	825,000	944,624
8.375%, 06/17/2019	100,000	106,313
7.500%, 09/25/2024	145,000	142,463
10.625%, 03/16/2025	315,000	389,025
9.500%, 02/02/2030	30,000	34,463
7.750%, 01/14/2031	405,000	394,368
6.375%, 01/15/2032	100,000	88,125
		2,163,761

Russia - 7.89%
Russian Federation
7.500%, 03/31/2030	4,222,820	3,721,360

South Africa - 0.98%
Republic of South Africa
6.500%, 06/02/2014	218,000	216,910
8.500%, 06/23/2017	20,000	21,400
5.875%, 05/30/2022	250,000	221,250
		459,560

Turkey - 4.63%
Republic of Turkey
7.250%, 03/15/2015	1,000,000	987,500
7.000%, 03/11/2019	275,000	247,500
7.375%, 02/05/2025	100,000	84,750
6.875%, 03/17/2036	360,000	272,700
7.250%, 03/05/2038	745,000	591,809
		2,184,259

Ukraine - 2.97%
Ukraine Government
5.151%, 08/05/2009(2) (5)	100,000	75,000
5.151%, 08/05/2009(2)	275,000	206,250
6.875%, 03/04/2011	550,000	231,000
6.875%, 03/04/2011(5)	110,000	46,200
6.385%, 06/26/2012	200,000	78,000
7.650%, 06/11/2013	730,000	284,700
6.580%, 11/21/2016	925,000	337,625
6.750%, 11/14/2017	390,000	142,350
		1,401,125

Uruguay - 1.96%
Republic of Uruguay
8.000%, 11/18/2022	935,000	869,550
7.875%, 01/15/2033(3)	800	684
7.625%, 03/21/2036	65,000	53,950
		924,184

Venezuela - 11.60%
Republic of Venezuela
2.123%, 04/20/2011(2)	3,100,000	2,131,250
10.750%, 09/19/2013	395,000	272,056
8.500%, 10/08/2014	140,000	80,500
5.750%, 02/26/2016	60,000	28,800
7.000%, 12/01/2018	75,000	34,500
6.000%, 12/09/2020	660,000	283,800
9.000%, 05/07/2023	45,000	22,500
7.650%, 04/21/2025	3,120,000	1,388,400
9.250%, 05/07/2028	2,305,000	1,143,856
9.375%, 01/13/2034	165,000	82,500
		5,468,162

Vietnam - 0.29%
Republic of Vietnam
6.875%, 01/15/2016	160,000	138,400

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $45,518,178)		39,902,256

CORPORATE BONDS - 6.82%
Brazil - 0.51%
National Development Co.
6.369%, 06/16/2018(5)	260,000	242,125

Chile - 0.27%
Codelco, Inc.
6.375%, 11/30/2012(5)	125,000	128,910

Great Britain - 0.41%
Vedanta Resources PLC
9.500%, 07/18/2018(5)	340,000	195,500

Ireland - 0.15%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.375%, 04/30/2013(5)	100,000	68,750

Kazakhstan - 0.27%
KazMunaiGaz Finance Sub BV
9.125%, 07/02/2018(5)	205,000	126,075

Luxembourg - 0.29%
VTB Capital SA
6.875%, 05/29/2018(5)	200,000	137,000

Malaysia - 3.41%
Penerbangan Malaysia BHD
5.625%, 03/15/2016	135,000	135,101
Petroliam Nasional BHD
7.750%, 08/15/2015(5)	335,000	368,085
Petronas Capital Ltd.
7.000%, 05/22/2012	360,000	374,289
7.875%, 05/22/2022	675,000	730,183
		1,607,658

Netherlands - 0.11%
HSBK Europe BV
9.250%, 10/16/2013(5)	110,000	51,700

South Korea - 0.80%
Export-Import Bank of Korea
8.125%, 01/21/2014	370,000	374,895

Tunisia - 0.34%
Banque Centrale de Tunisie
7.375%, 04/25/2012	155,000	160,425

United States - 0.26%
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700%, 08/07/2018(5)	160,000	122,400

TOTAL CORPORATE BONDS (Amortized Cost $3,729,629)		3,215,438

MONEY MARKET MUTUAL FUNDS - 3.69%
Dreyfus Cash Advantage Plus Fund (1.073% 7-day yield)	1,741,495	1,741,495

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $1,741,495)		1,741,495

Total Investments - 95.16% (Cost $50,989,302)		$44,859,189

Other Assets In Excess of Liabilities - 4.84%		2,281,909

Net Assets - 100.00%		$47,141,098

*  The principal/contract amount of each security is stated in the currency in which the bond is denominated (U.S. Dollar unless otherwise notated).  See below.

BRL           Brazilian Real

EUR           Euro Currency

ITL             Italian Lira

(1) Security is currently in default/non-income producing.

(2) Floating or variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.

(3) Pay-in-kind securities.

(4) IO — Interest Only.

(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,144,173, which represents approximately 6.67% of net assets as of February 28, 2009.

Common Abbreviations:

BHD - Berhad is the Malaysian term for public limited company.

BV - Besloten Vennootschap a Dutch private limited liability company.

OJSC - Open Joint Stock Company.

PLC - Public Limited Co.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Statement of Investments

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracted Amount	Purchase/Sale Contract	Expiration Date	Value on Settlement Date	Current Value	Unrealized (Depreciation)

EUR	312,986 (EUR)	Sale	03/20/2009	$392,547	$396,731	$(4,184)

Statement of Investments
February 28, 2009 (Unaudited)	High Yield Bond Fund

	Principal
Interest Rate/Maturity Date	Amount	Market Value

CORPORATE BONDS - 82.93%
Advertising - 0.95%
Interep National Radio Sales, Inc.
Series B, 10.000%, 07/01/2008(2) (6)	$4,000	$0
Lamar Media Corp.
6.625%, 08/15/2015	710,000	461,500
Series B, 6.625%, 08/15/2015	780,000	491,400
Series C, 6.625%, 08/15/2015	200,000	126,000
RH Donnelley Corp.
Series A-1, 6.875%, 01/15/2013	250,000	11,875
Series A-2, 6.875%, 01/15/2013	25,000	1,188
Series A-3, 8.875%, 01/15/2016	380,000	19,000
Series A-4, 8.875%, 10/15/2017	1,800,000	90,000
		1,200,963

Aerospace - Defense - 3.77%
Alliant Techsystems, Inc.
6.750%, 04/01/2016	640,000	620,800
DRS Technologies, Inc.
6.875%, 11/01/2013(1)	175,000	171,002
Esterline Technologies Corp.
7.750%, 06/15/2013	325,000	306,313
6.625%, 03/01/2017	275,000	248,875
L-3 Communications Corp.
7.625%, 06/15/2012	1,531,000	1,542,482
6.125%, 01/15/2014	475,000	456,000
Series B, 6.375%, 10/15/2015	400,000	380,000
Moog, Inc.
6.250%, 01/15/2015	435,000	395,850
TransDigm, Inc.
7.750%, 07/15/2014	700,000	647,500
		4,768,822

Agriculture - 1.68%
Altria Group, Inc.
9.250%, 08/06/2019	500,000	510,473

Reynolds American, Inc.
7.250%, 06/01/2013	625,000	597,221
7.625%, 06/01/2016	1,155,000	1,015,972
		2,123,666

Apparel - 0.69%
Levi Strauss & Co.
9.750%, 01/15/2015	1,045,000	872,575

Auto Manufacturers - 0.42%
Ford Motor Co.
7.450%, 07/16/2031	1,560,000	300,300
8.900%, 01/15/2032	25,000	4,375
General Motors Corp.
8.375%, 07/15/2033	1,685,000	231,688
		536,363

Beverages - 2.20%
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019(3)	1,100,000	1,102,445
Constellation Brands, Inc.
8.375%, 12/15/2014	825,000	835,313
7.250%, 09/01/2016	845,000	800,638
7.250%, 05/15/2017	50,000	47,500
		2,785,896

Building Materials - 0.29%
Interline Brands, Inc.
8.125%, 06/15/2014	400,000	342,000
Nortek, Inc.
8.500%, 09/01/2014	150,000	24,750
NTK Holdings, Inc.
10.750%, 03/01/2014(4)	75,000	4,500
		371,250

Chemicals - 2.24%
Airgas, Inc.
6.250%, 07/15/2014	425,000	405,875
7.125%, 10/01/2018(3)	75,000	71,438
Lyondell Chemical Co.
8.375%, 08/15/2015(3)	945,000	51,975
MacDermid, Inc.
9.500%, 04/15/2017(3)	650,000	260,000
Nalco Co.
7.750%, 11/15/2011	375,000	373,125
8.875%, 11/15/2013	530,000	515,425

NewMarket Corp.
7.125%, 12/15/2016	405,000	319,950
Nova Chemicals Corp.
6.500%, 01/15/2012	1,045,000	833,387
		2,831,175

Coal - 1.21%
Arch Western Finance LLC
6.750%, 07/01/2013(5)	625,000	587,500
Peabody Energy Corp.
Series B, 6.875%, 03/15/2013	775,000	757,563
5.875%, 04/15/2016	75,000	67,500
7.875%, 11/01/2026	125,000	112,500
		1,525,063

Commercial Services - 4.79%
ARAMARK Corp.
4.670%, 02/01/2015(5)	65,000	51,350
8.500%, 02/01/2015	955,000	873,825
Cadmus Communications Corp.
8.375%, 06/15/2014	550,000	316,250
Cenveo Corp.
10.500%, 08/15/2016(3)	350,000	215,250
Corrections Corp. of America
7.500%, 05/01/2011	10,000	10,050
6.250%, 03/15/2013	999,000	961,537
6.750%, 01/31/2014	325,000	316,875
Deluxe Corp.
7.375%, 06/01/2015	395,000	252,800
Education Management, LLC
8.750%, 06/01/2014	600,000	570,000
10.250%, 06/01/2016	695,000	653,300
The Geo Group, Inc.
8.250%, 07/15/2013	575,000	520,375
Iron Mountain, Inc.
8.625%, 04/01/2013	25,000	25,125
7.750%, 01/15/2015	575,000	573,563
8.750%, 07/15/2018	360,000	360,000
8.000%, 06/15/2020	375,000	354,375
		6,054,675

Communications - 0.71%
Intelsat Jackson Holdings Ltd.
9.500%, 06/15/2016(3)	350,000	325,500
11.250%, 06/15/2016	600,000	568,500
		894,000

Distribution - Wholesale - 0.08%
Baker & Taylor, Inc.
11.500%, 07/01/2013(3)	670,000	105,525

Diversified Financial Services - 5.91%
Ford Motor Credit Co. LLC
7.375%, 10/28/2009	700,000	557,586
5.700%, 01/15/2010	25,000	17,625
9.875%, 08/10/2011	1,075,000	625,171
8.000%, 12/15/2016	1,385,000	653,144
Fox Acquisition Sub LLC
13.375%, 07/15/2016(3)	540,000	175,500
Global Cash Access LLC
8.750%, 03/15/2012	600,000	477,000
GMAC LLC
2.488%, 05/15/2009(5)	250,000	220,938
5.625%, 05/15/2009	224,000	200,412
7.250%, 03/02/2011	79,000	54,590
6.875%, 09/15/2011	237,000	154,366
6.000%, 12/15/2011	94,000	55,106
7.000%, 02/01/2012(3)	379,000	226,055
6.625%, 05/15/2012	66,000	38,046
8.000%, 11/01/2031(3)	18,000	8,092
Hughes Network Systems LLC
9.500%, 04/15/2014	160,000	140,800
Petroplus Finance Ltd.
6.750%, 05/01/2014(3)	485,000	378,300
7.000%, 05/01/2017(3)	550,000	409,750
Pinnacle Foods Finance LLC
9.250%, 04/01/2015	725,000	598,125
Rainbow National Services LLC
8.750%, 09/01/2012(3)	200,000	201,250
Sensus Metering Systems, Inc.
8.625%, 12/15/2013	600,000	495,000
Southern Star Central Corp.
6.750%, 03/01/2016	75,000	60,750
6.750%, 03/01/2016(3)	575,000	465,750
Vanguard Health Holding Co. I LLC
11.250%, 10/01/2015(4)	825,000	709,499

Vanguard Health Holding Co. II LLC
9.000%, 10/01/2014	590,000	542,800
		7,465,655

Electric - 5.16%
The AES Corp.
8.750%, 05/15/2013(3)	275,000	268,125
7.750%, 03/01/2014	650,000	586,625
8.000%, 10/15/2017	850,000	726,750
Edison Mission Energy
7.500%, 06/15/2013	55,000	50,737
7.200%, 05/15/2019	665,000	556,937
7.625%, 05/15/2027	960,000	724,800
Mirant Americas Generation LLC
8.500%, 10/01/2021	175,000	137,375
Mirant North America LLC
7.375%, 12/31/2013	915,000	841,800
NRG Energy, Inc.
7.250%, 02/01/2014	425,000	401,625
7.375%, 02/01/2016	1,090,000	1,008,250
Texas Competitive Electric Holdings Co. LLC
Series A, 10.250%, 11/01/2015(4)	2,375,000	1,211,250
		6,514,274

Electrical Components & Equipment - 0.41%
Belden, Inc.
7.000%, 03/15/2017	655,000	517,450

Entertainment - 3.89%
AMC Entertainment, Inc.
8.000%, 03/01/2014	50,000	40,250
11.000%, 02/01/2016	565,000	511,325
Cinemark, Inc.
9.750%, 03/15/2014(4)	1,260,000	1,159,200
Great Canadian Gaming Corp.
7.250%, 02/15/2015(3)	630,000	444,150
Marquee Holdings, Inc.
12.000%, 08/15/2014(4)	615,000	415,125
Penn National Gaming, Inc.
6.875%, 12/01/2011	650,000	627,250
Pinnacle Entertainment, Inc.
8.250%, 03/15/2012	425,000	380,375
8.750%, 10/01/2013	175,000	156,625
7.500%, 06/15/2015	855,000	568,575

Seneca Gaming Corp.
7.250%, 05/01/2012	720,000	536,400
Series B, 7.250%, 05/01/2012	105,000	78,225
		4,917,500

Environmental Control - 0.88%
Allied Waste North America, Inc.
7.250%, 03/15/2015	900,000	878,552
Series B, 7.125%, 05/15/2016	200,000	193,267
Browning-Ferris Industries, Inc.
9.250%, 05/01/2021	35,000	35,787
Safety-Kleen Services, Inc.
9.250%, 06/01/2008(2) (6)	50,000	10
		1,107,616

Food - 2.29%
Ahold Lease USA, Inc.
Series A-1, 7.820%, 01/02/2020(4)	451,891	384,107
American Stores Co.
7.900%, 05/01/2017(2)	550,000	508,750
8.000%, 06/01/2026	50,000	42,250
Del Monte Corp.
8.625%, 12/15/2012	625,000	632,813
6.750%, 02/15/2015	100,000	96,000
Dole Food Co., Inc.
8.625%, 05/01/2009	300,000	295,500
7.250%, 06/15/2010	375,000	337,500
Pilgrim’s Pride Corp.
9.250%, 11/15/2013(1)	100,000	18,625
Smithfield Foods, Inc.
Series B, 8.000%, 10/15/2009	600,000	582,000
		2,897,545

Forest Products & Paper - 0.91%
Buckeye Technologies, Inc.
8.000%, 10/15/2010	91,000	89,294
8.500%, 10/01/2013	525,000	470,531
International Paper Co.
7.400%, 06/15/2014	150,000	120,784
7.950%, 06/15/2018	600,000	474,041
		1,154,650

Healthcare-Products - 1.47%
Accellent, Inc.
10.500%, 12/01/2013	780,000	569,400

Boston Scientific Corp.
6.000%, 06/15/2011	900,000	893,250
5.450%, 06/15/2014	100,000	94,750
6.400%, 06/15/2016	50,000	47,625
7.000%, 11/15/2035	300,000	255,000
		1,860,025

Healthcare-Services - 4.73%
Community Health Systems, Inc.
8.875%, 07/15/2015	900,000	856,125
DaVita, Inc.
7.250%, 03/15/2015	1,245,000	1,213,875
HCA, Inc.
9.250%, 11/15/2016	1,525,000	1,399,187
9.625%, 11/15/2016(7)	750,000	628,125
Healthsouth Corp.
10.750%, 06/15/2016	600,000	604,500
Psychiatric Solutions, Inc.
7.750%, 07/15/2015	755,000	666,288
United Surgical Partners International, Inc.
8.875%, 05/01/2017	125,000	96,563
9.250%, 05/01/2017(7)	745,000	510,325
		5,974,988

Holding Companies-Diversified - 0.11%
AMH Holdings, Inc.
11.250%, 03/01/2014(4)	130,000	39,650
Atlantic Broadband Finance LLC
9.375%, 01/15/2014	135,000	105,300
		144,950

Home Furnishings - 0.23%
Norcraft Cos LP
9.000%, 11/01/2011	35,000	32,813
Norcraft Holdings LP
9.750%, 09/01/2012(4)	300,000	252,750
		285,563

Iron/Steel - 0.74%
RathGibson, Inc.
11.250%, 02/15/2014	400,000	90,000
Steel Dynamics, Inc.
7.375%, 11/01/2012	750,000	652,500
6.750%, 04/01/2015	250,000	195,625
		938,125

Lodging - 1.09%
Caesars Entertainment, Inc.
7.875%, 03/15/2010	325,000	95,063
Mandalay Resort Group
6.500%, 07/31/2009	300,000	238,500
MGM Mirage
6.000%, 10/01/2009	300,000	221,250
8.500%, 09/15/2010	550,000	253,000
8.375%, 02/01/2011	75,000	24,375
13.000%, 11/15/2013(3)	75,000	54,375
Starwood Hotels & Resorts Worldwide, Inc.
6.250%, 02/15/2013	625,000	494,156
		1,380,719

Machinery - Construction & Mining - 0.53%
Terex Corp.
8.000%, 11/15/2017	825,000	668,250

Media - 5.87%
Bonten Media Acquisition Co.
9.000%, 06/01/2015(3) (7)	425,000	95,625
Cablevision Systems Corp.
Series B, 8.334%, 04/01/2009(5)	300,000	300,000
CanWest MediaWorks, Inc.
8.000%, 09/15/2012	700,000	105,000
CCH I Holdings LLC
9.920%, 04/01/2014	275,000	4,125
10.000%, 05/15/2014	25,000	375
11.750%, 05/15/2014(4)	230,000	3,450
12.125%, 01/15/2015(4)	25,000	375
11.000%, 10/01/2015	1,365,000	122,850
CCO Holdings LLC
8.750%, 11/15/2013	200,000	157,000
Charter Communications Operating LLC
8.000%, 04/30/2012(3)	475,000	425,125
CSC Holdings, Inc.
Series B, 7.625%, 04/01/2011	675,000	671,625
6.750%, 04/15/2012	350,000	337,750
8.500%, 04/15/2014(3)	200,000	193,000
8.500%, 06/15/2015(3)	300,000	288,000
8.625%, 02/15/2019(3)	475,000	444,125
Dex Media, Inc.
8.000%, 11/15/2013	20,000	1,400
9.000%, 11/15/2013(4)	150,000	10,500
9.000%, 11/15/2013(4)	225,000	15,750

Dex Media West LLC
Series B, 8.500%, 08/15/2010	20,000	9,500
Series B, 9.875%, 08/15/2013	44,000	6,820
DISH DBS Corp.
7.000%, 10/01/2013	25,000	23,438
6.625%, 10/01/2014	650,000	586,625
7.750%, 05/31/2015	75,000	69,563
7.125%, 02/01/2016	660,000	598,950
Idearc, Inc.
8.000%, 11/15/2016	1,265,000	25,300
Radio One, Inc.
Series B, 8.875%, 07/01/2011	865,000	280,044
The Reader’s Digest Association, Inc.
9.000%, 02/15/2017	470,000	42,300
Rogers Cable, Inc.
8.750%, 05/01/2032	175,000	184,691
Salem Communications Holding Corp.
7.750%, 12/15/2010	445,000	222,500
Shaw Communications, Inc.
7.250%, 04/06/2011	325,000	315,656
7.200%, 12/15/2011	250,000	242,812
Sinclair Television Group, Inc.
8.000%, 03/15/2012	550,000	331,375
Univision Communications, Inc.
9.750%, 03/15/2015(3) (7)	1,075,000	86,000
Videotron Ltee
6.875%, 01/15/2014	920,000	864,799
6.375%, 12/15/2015	185,000	167,425
9.125%, 04/15/2018(3)	175,000	177,625
		7,411,498

Miscellaneous Manufacturers - 1.56%
Koppers Holdings, Inc.
9.875%, 11/15/2014(4)	425,000	350,625
Koppers, Inc.
9.875%, 10/15/2013	575,000	540,500
RBS Global, Inc.
9.500%, 08/01/2014	635,000	539,750
SPX Corp.
7.625%, 12/15/2014(3)	575,000	534,031
		1,964,906

Office-Business Equipment - 1.08%
Xerox Capital Trust I
8.000%, 02/01/2027	1,820,000	1,363,535

Office Furnishings - 0.47%
Interface, Inc.
10.375%, 02/01/2010	425,000	397,375
9.500%, 02/01/2014	265,000	192,125
		589,500

Oil & Gas - 5.08%
Chaparral Energy, Inc.
8.500%, 12/01/2015	625,000	150,000
8.875%, 02/01/2017(4)	145,000	35,525
Chesapeake Energy Corp.
7.625%, 07/15/2013	575,000	520,375
7.000%, 08/15/2014	50,000	43,000
9.500%, 02/15/2015	275,000	257,125
6.375%, 06/15/2015	275,000	226,188
6.250%, 01/15/2018	585,000	457,763
7.250%, 12/15/2018	550,000	449,625
EXCO Resources, Inc.
7.250%, 01/15/2011	1,300,000	1,044,875
Hilcorp Energy I LP
7.750%, 11/01/2015(3)	95,000	73,150
9.000%, 06/01/2016(3)	334,000	267,200
Newfield Exploration Co.
7.125%, 05/15/2018	500,000	442,500
Pioneer Natural Resources Co.
6.650%, 03/15/2017	1,550,000	1,221,985
Quicksilver Resources, Inc.
8.250%, 08/01/2015	625,000	512,500
SandRidge Energy, Inc.
8.000%, 06/01/2018(3)	575,000	451,375
Stone Energy Corp.
8.250%, 12/15/2011	425,000	269,875
		6,423,061

Oil & Gas Services - 0.93%
Complete Production Services, Inc.
8.000%, 12/15/2016	600,000	408,750
Dresser-Rand Group, Inc.
7.375%, 11/01/2014	955,000	768,775
		1,177,525

Packaging & Containers - 2.37%
Crown Americas LLC
7.625%, 11/15/2013	175,000	176,750
7.750%, 11/15/2015	430,000	435,375

Graphic Packaging International, Inc.
8.500%, 08/15/2011	410,000	362,850
9.500%, 08/15/2013	460,000	345,000
Owens Brockway Glass Container, Inc.
8.250%, 05/15/2013	500,000	507,500
Series $, 6.750%, 12/01/2014	425,000	412,250
Owens-Illinois, Inc.
7.500%, 05/15/2010	100,000	102,000
Packaging Dynamics Finance Corp.
10.000%, 05/01/2016(3)	225,000	97,875
Radnor Holdings Corp.
11.000%, 03/15/2010(2) (6)	25,000	3
Rexam PLC
6.750%, 06/01/2013(3)	650,000	557,175
		2,996,778

Pipelines - 4.50%
ANR Pipeline Co.
7.375%, 02/15/2024	60,000	56,959
7.000%, 06/01/2025	10,000	9,260
Atlas Pipeline Partners LP
8.125%, 12/15/2015	625,000	400,000
Copano Energy LLC
7.750%, 06/01/2018(3)	675,000	529,875
Dynegy Holdings, Inc.
8.375%, 05/01/2016	920,000	588,800
7.125%, 05/15/2018	500,000	262,500
7.750%, 06/01/2019	335,000	204,350
7.625%, 10/15/2026	25,000	10,125
El Paso Corp.
7.000%, 05/15/2011	100,000	95,648
8.250%, 02/15/2016	125,000	116,875
7.250%, 06/01/2018	175,000	155,313
7.800%, 08/01/2031	800,000	614,260
7.750%, 01/15/2032	150,000	115,896
MarkWest Energy Partners LP
Series B, 8.750%, 04/15/2018	575,000	411,125
Targa Resources, Inc.
8.500%, 11/01/2013	855,000	542,925
Tennessee Gas Pipeline Co.
8.375%, 06/15/2032	150,000	140,475
Transcontinental Gas Pipe Line Corp.
6.400%, 04/15/2016	50,000	48,018

Williams Cos, Inc.
7.875%, 09/01/2021	1,000,000	936,797
8.750%, 03/15/2032	473,000	443,301
		5,682,502

Real Estate Investment Trusts - 1.01%
Host Hotels & Resorts LP
Series M, 7.000%, 08/15/2012	275,000	229,625
7.125%, 11/01/2013	875,000	697,813
Series O, 6.375%, 03/15/2015	75,000	54,375
Series Q, 6.750%, 06/01/2016	400,000	290,000
		1,271,813

Retail - 2.03%
Claire’s Stores, Inc.
9.625%, 06/01/2015(7)	846,761	46,572
10.500%, 06/01/2017	425,000	66,406
Inergy LP
6.875%, 12/15/2014	50,000	46,250
8.250%, 03/01/2016	625,000	603,125
Macy’s Retail Holdings, Inc.
5.350%, 03/15/2012	1,375,000	1,037,687
Michaels Stores, Inc.
10.000%, 11/01/2014	675,000	233,719
11.375%, 11/01/2016	75,000	18,094
Neiman-Marcus Group, Inc.
9.000%, 10/15/2015(7)	95,000	38,000
10.375%, 10/15/2015	200,000	84,250
Quiksilver, Inc.
6.875%, 04/15/2015	600,000	303,000
Sbarro, Inc.
10.375%, 02/01/2015	225,000	84,375
		2,561,478

Semiconductors - 0.09%
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	490,000	90,650
9.125%, 12/15/2014(7)	285,000	19,950
		110,600

Telecommunications - 9.90%
American Tower Corp.
7.500%, 05/01/2012	400,000	401,000
7.125%, 10/15/2012	75,000	75,188
7.000%, 10/15/2017(3)	575,000	566,375

Citizens Communications Co.
7.875%, 01/15/2027	125,000	91,875
9.000%, 08/15/2031	1,405,000	1,032,674
Crown Castle International Corp.
9.000%, 01/15/2015	900,000	881,999
Embarq Corp.
7.082%, 06/01/2016	610,000	549,751
7.995%, 06/01/2036	700,000	547,273
Frontier Communications Corp.
9.250%, 05/15/2011	125,000	128,125
Intelsat Intermediate Holding Co. Ltd.
9.500%, 02/01/2015(3) (4)	275,000	224,125
Level 3 Financing, Inc.
12.250%, 03/15/2013	520,000	361,400
9.250%, 11/01/2014	540,000	345,600
5.474%, 02/15/2015(5)	350,000	169,750
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	1,265,000	1,201,749
Nextel Communications, Inc.
Series F, 5.950%, 03/15/2014	250,000	117,606
Series D, 7.375%, 08/01/2015	925,000	425,687
Qwest Communications International, Inc.
Series B, 7.500%, 02/15/2014	875,000	745,938
Qwest Corp.
8.875%, 03/15/2012	100,000	99,000
7.500%, 10/01/2014	1,050,000	938,437
7.500%, 6/15/2023	25,000	19,000
6.875%, 09/15/2033	900,000	607,500
Rogers Communications, Inc.
7.250%, 12/15/2012	30,000	31,412
8.000%, 12/15/2012	770,000	780,588
Sprint Capital Corp.
6.875%, 11/15/2028	50,000	27,678
8.750%, 03/15/2032	150,000	90,530
Sprint Nextel Corp.
1.866%, 06/28/2010(5)	250,000	217,130
Virgin Media Finance PLC
9.125%, 08/15/2016	1,400,000	1,237,250
Wind Acquisition Finance SA
10.750%, 12/01/2015(3)	20,000	20,150
Windstream Corp.
8.625%, 08/01/2016	590,000	569,350
		12,504,140

Transportation - 0.66%
Bristow Group, Inc.
7.500%, 09/15/2017	630,000	455,175
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	630,000	381,150
		836,325

TOTAL CORPORATE BONDS (Amortized Cost $134,268,345)		104,790,944

CONVERTIBLE CORPORATE BONDS - 0.02%
Aerospace - Defense - 0.01%
L-3 Communications Holdings, Inc.
3.000%, 08/01/2035(3)	15,000	14,663

Media - 0.01%
Sinclair Broadcast Group, Inc.
4.875%, 07/15/2018(4)	25,000	12,250

TOTAL CONVERTIBLE CORPORATE BONDS (Amortized Cost $40,083)		26,913

BANK LOANS - 5.01% (8)

Aerospace - Defense - 0.17%
Sequa Corp. 3
3.699%, 12/07/2014	316,741	198,596
Sequa Corp. 10
3.699%, 12/07/2014	9,563	5,996
Sequa Corp. 11
3.699%, 12/07/2014	11,316	7,095
Sequa Corp. 13
3.697%, 12/07/2014	274	172
		211,859

Auto Manufacturers - 0.14%
Ford Motor Co.
5.000%, 11/29/2013	539,000	175,624

Beverages - 0.02%
Tropicana Products, Inc.
6.500%, 12/15/2011	142,147	32,288

Building Products - 0.62%
Texas Electric 3
3.951%, 10/10/2014	171,855	108,044

Texas Electric 10
3.951%, 10/10/2014	174,910	109,965
Texas Electric 11
3.951%, 10/10/2014	5,080	3,194
Texas Electric 12
3.951%, 10/10/2014	890,620	559,925
		781,128

Chemicals - 0.20%
Lyondell Chemical Co.
6.050%, 06/12/2014	106,991	105,043
6.050%, 06/12/2014	106,991	55,635
6.410%, 06/12/2014	290,007	87,485
		248,163

Commercial Services - 0.37%
ARAMARK Corp.
3.334%, 01/26/2014	505,683	439,522
2.038%, 01/26/2014	32,126	27,923
		467,445

Diversified Financial Services - 0.15%
First Data Corp. B1 T3
3.229%, 10/08/2014	17,651	11,696
First Data Corp. B1 T4
3.223%, 10/08/2014	270,379	179,160
First Data Corp. B1 T5
3.223%, 10/08/2014	8,220	5,447
		196,303

Entertainment - 0.08%
Las Vegas Sands Corp.-Delayed Draw I
2.160%, 06/30/2008	44,775	20,126
Las Vegas Sands Corp.-Tranche 3
2.160%, 06/30/2008	177,300	79,697
		99,823

Exploration & Production - 0.09%
Quicksilver, Inc.
7.750%, 08/10/2013	140,273	117,712

Forest Products & Paper - 0.48%
Graphic Packaging 7
3.882%, 05/16/2014	59,940	51,407

Graphic Packaging 8
3.882%, 12/31/2008	317,682	272,457
Graphic Packaging 9
3.882%, 09/30/2008	8,229	7,057
Graphic Packaging 15
3.882%, 05/16/2014	197,802	169,643
Graphic Packaging 16
3.882%, 05/16/2014	5,121	4,392
Graphic Packaging 17
3.882%, 05/16/2014	89,910	77,110
Graphic Packaging 42
3.882%, 05/16/2014	29,970	25,703
		607,769

Healthcare-Services - 1.33%
CHS Community Health Systems
2.729%, 07/30/2016	16,745	14,241
2.729%, 07/30/2016	33,491	28,482
3.438%, 07/30/2016	982,264	835,371
HCA, Inc.
3.709%, 11/18/2013	944,095	799,596
		1,677,690

Hotels & Motels - 0.04%
Tribune Co.
5.000%, 05/14/2009	192,000	51,086

Internet - 0.15%
Level 3 Communications, Inc.
3.279%, 03/09/2014	71,429	53,265
3.279%, 03/09/2014	178,571	133,164
		186,429

Media - 0.35%
Charter Communications, Inc. 7
3.211%, 07/30/2099	82,692	66,050
Charter Communications, Inc. 10
3.211%, 07/30/2099	14,135	11,290
Charter Communications, Inc. 11
3.211%, 07/30/2099	26,923	21,505
Crown Castle International Corp.
5.376%, 03/02/2014	245,625	215,588
Merrill Communications, LLC
8.696%, 11/27/2013	150,000	60,000
Univision Communications, Inc.
2.659%, 05/30/2008	9,060	4,141

2.729%, 10/03/2014	140,940	64,421
		442,995

Office Furnishings - 0.10%
Collins & Aikman Floorcoverings, Inc.
4.519%, 05/08/2014	21,272	12,125
4.519%, 05/08/2014	178,034	101,480
4.519%, 05/08/2014	18,367	10,469
		124,074

Radio & TV/Other - 0.12%
Citadel Broadcasting Corp. 52
2.213%, 05/31/2014	231,010	90,960
Citadel Broadcasting Corp. 55
2.213%, 05/31/2014	168,990	66,540
		157,500

Research Services - 0.26%
Nielsen Finance 14
2.448%, 08/08/2099	312,531	246,813
Nielsen Finance 15
2.448%, 08/08/2099	106,622	84,201
		331,014

Retail - 0.34%
MIKESTORS
10/31/2013(9)	750,000	425,834

TOTAL BANK LOANS (Amortized Cost $8,151,315)		6,334,736

COMMON STOCKS - 0.10%
Telecommunications - 0.10%
American Tower Corp.(10)	3,930	114,442
Virgin Media, Inc.	3,372	16,118
		130,560

TOTAL COMMON STOCKS (Cost $220,178)		130,560

PREFERRED STOCK - 0.03%
Diversified Financial Services - 0.03%
Preferred Blocker, Inc., 7.000%(3)	184	31,430

TOTAL PREFERRED STOCK (Cost $72,065)		31,430

MONEY MARKET MUTUAL FUNDS - 10.83%
Dreyfus Cash Advantage Plus Fund (1.073% 7-day yield)	13,690,503	13,690,503

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $13,690,503)		13,690,503

Total Investments - 98.92% (Cost $156,442,489)		$125,005,086

Other Assets in Excess of Liabilities - 1.08%		$1,361,900

Net Assets - 100.00%		$126,366,986

(1) This security is considered illiquid by the Investment Advisor.

(2) This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $9,840,404, which represents approximately 7.79% of net assets as of February 28, 2009.

(4) Step Bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is the stated rate at a set date in the future.

(5) Floating or variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.

(6) Security is currently in default/non-income producing.

(7) Pay-in-kind securities.

(8) Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at February 28, 2009. Bank loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(9) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(10) Non-income producing.

See Notes to Quarterly Statement of Investments.

Item 2. Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

2

STONE HARBOR INVESTMENT FUNDS

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

February 28, 2009 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Investment Funds, which consist of Stone Harbor Emerging Markets Debt Fund and Stone Harbor High Yield Bond Fund (each, a “Fund and together, the Funds”), is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Investment Valuation: Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(a) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Forward Foreign Currency Contracts.  : The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Credit Default Swaps:  The Funds may enter into credit default swap contracts for hedging purposes, to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

(e) Loan Participations. The High Yield Bond Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Credit and Market Risk. The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Other Risks. Consistent with their objective to seek high current income, the Funds may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

(h) Distributions to Shareholders. Distributions from net investment income, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. The Fund may substitute quarterly distributions from net investment income with distributions from net realized gains that are otherwise required to be distributed and are not subject to diminishment. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Expenses. Direct expenses are charged to the Funds; general expenses of the Series are allocated to the Funds based on each Fund’s relative net assets.

(j) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

2.  Unrealized Appreciation and Depreciation on Investments

At February 28, 2009 the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets Debt Fund	High Yield Bond Fund
Gross appreciation (excess of value over tax cost)	$571,302	$—
Gross depreciation (excess of tax cost over value)	(7,123,178)	(33,159,446)
Net unrealized appreciation/(depreciation)	$(6,551,876)	$(33,159,446)
Cost of investments for income tax purposes	$51,411,065	$158,164,532

3.  FAS 157 Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective June 1, 2008. FAS 157 defines fair value, establishes a three-tier hierarchy to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of February 28, 2009 in valuing the Funds’ assets:

	Stone Harbor Emerging Markets Debt Fund		Stone Harbor High Yield Bond Fund
	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs	Securities at Value	Instruments* -	Securities at Value	Instruments* -
Active Market for Identical Assets (Level 1)	$—	$—	$130,560	$—
Significant Other Observable Inputs (Level 2)	44,859,189	(4,184)	$124,684,899	$—
Significant Unobservable Inputs (Level 3)	—	—	$189,627	$—
Total	$44,859,189	$(4,184)	$125,005,086	$—

* Other financial instruments include forward foreign currency contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Stone Harbor High Yield Bond Fund:

	Stone Harbor High Yield Bond Fund
	Investments in	Other Financial
	Securities	Instruments (OFI)	OFI – Market Value
Balance as of 5/31/08	$3,766	$—	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(39,176)	—	—
Net purchases (sales)	544,173	—
Transfers in and/or out of Level 3	(319,136)
Balance as of 2/28/09	$189,627	$—	$—

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	April 29, 2009

By:	/s/ James J. Dooley
James J. Dooley
Treasurer, Chief Financial Officer/ Principal Financial Officer

Date:	April 29, 2009

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